Equity (Details) - Part-3				1 Months Ended	12 Months Ended
	Feb. 16, 2023 $ / shares	Feb. 16, 2023 $ / shares ₪ / shares	Oct. 01, 2021 USD ($)	Jun. 23, 2022 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($) shares	Feb. 16, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Feb. 09, 2022 shares
Equity [Line Items]
Unpaid salary							$ 225,000	₪ 790
Granted units							14,822	14,822
Ordinary shares issued					2,151,745		1,522,398					2,500
Class of Warrant or Right, Outstanding							14,822
Warrant price | (per share)	$ 15.5	$ 15.5					$ 15.5			₪ 53.3	₪ 53.3
Exercise price | (per share)	$ 17.8	$ 61.3		₪ 137.8		₪ 236	$ 17.8	₪ 61.3
Compensation plan description					(a) 7,811 RSUs in exchange for employee and service providers’ salary of NIS 346 thousand (approximately $ 94 thousand); these shares vest mainly over 12 months, (b) bonuses in fully vested 47,315 RS to employees and service providers, with estimated value in the amount of NIS 2,328 thousand ($ 649 thousand), and (c) 9,986 RS in exchange for service providers’ fees of NIS 494 thousand (approximately $ 134 thousand).	(a) 7,811 RSUs in exchange for employee and service providers’ salary of NIS 346 thousand (approximately $ 94 thousand); these shares vest mainly over 12 months, (b) bonuses in fully vested 47,315 RS to employees and service providers, with estimated value in the amount of NIS 2,328 thousand ($ 649 thousand), and (c) 9,986 RS in exchange for service providers’ fees of NIS 494 thousand (approximately $ 134 thousand).
Vested share options					33,536	33,536
Exercisable price per share (in Dollars per share) | $ / shares					$ 0.82
Bonus payment					$ 46,000	₪ 165,000
Options exercisable shares					76,700		48,687		28,286
Exchange for salary					$ 98,000	₪ 363,000
Option exchange salary rate					10.00%	10.00%
Share options exercised (in Dollars) | $			$ 1,056,000						$ 20,000
granted shares					65,112	65,112
Vested shares					62,032	62,032
Unrecognized share-based compensation expense (in Dollars) | $					$ 374,000
Vesting period					2 years	2 years
Share options outstanding (in Dollars) | $					$ 58,000
Share options [Member]
Equity [Line Items]
Share options exercised (in Dollars) | $					$ 44,000
Options Held [Member]
Equity [Line Items]
Share options exercised (in Dollars) | $									$ 96
Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued					3,354
Exercisable price per share (in Dollars per share) | $ / shares					$ 0.82
Options exercisable shares					81,855
Board of Directors [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares issued					8,186
Mr. Brenmiller [Member]
Equity [Line Items]
Ordinary shares issued							14,822